Fair Value Measurements - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities:
Warrant liability	$ 350,000
Total financial liabilities	350,000
Level 1 [Member]
Financial liabilities:
Warrant liability
Total financial liabilities
Level 2 [Member]
Financial liabilities:
Warrant liability	350,000
Total financial liabilities	350,000
Level 3 [Member]
Financial liabilities:
Warrant liability
Total financial liabilities